INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investments
Total equity securities with readily determinable fair values	¥ 83		¥ 1,788
Time deposits	666
Short-term investments	749	$ 103	1,788
Equity securities without readily determinable fair values:	229		257
Equity-method investments:	1,345		1,392
Time deposits	302
Long-term investments	2,199	$ 303	1,945
Accor
Investments
Total equity securities with readily determinable fair values			1,701
Other marketable securities
Investments
Total equity securities with readily determinable fair values	83		87
Cjia/Cjia Group
Investments
Equity securities without readily determinable fair values:	112		138
Available-for-sale debt securities:	323		296
OYO
Investments
Equity securities without readily determinable fair values:	54		54
Other equity securities without readily determinable fair values
Investments
Equity securities without readily determinable fair values:	63		65
AAPC LUB
Investments
Equity-method investments:	458		494
Hotel related funds
Investments
Equity-method investments:	422		443
China Hospitality JV
Investments
Equity-method investments:	68		67
Zleep
Investments
Equity-method investments:	68		70
Commerz Real Institute
Investments
Equity-method investments:	85		80
Other investments
Investments
Equity-method investments:	¥ 244		¥ 238